August 27, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Vanguard Specialized Funds (the "Trust")
File No. 2-88116

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 17, 2020, filed pursuant to Rule 497(e), for the Vanguard Specialized Funds, series of the above mentioned Trust.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-7310.

Sincerely,

/s/ Lisa K. Whittaker Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa Larkin

U.S. Securities and Exchange Commission